FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Sensitivity Analysis
The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2019
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(53)	(28)	583	65	31
Other receivables	(56)	(29)	613	68	32
Trade payables	227	119	(2,501)	(278)	(132)
Other payables	71	37	(780)	(87)	(41)
Total NIS-linked balances	189	99	(2,085)	(232)	(110)
Euro-linked trade payables	(168)	(88)	(1,851)	206	97
Total	21	11	(3,936)	(26)	(13)

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

	December 31, 2018
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(64)	(33)	699	37	78
Other receivables	(45)	(23)	491	26	55
Trade payables	73	38	(807)	(42)	(90)
Other payables	57	30	(632)	(33)	(70)
Total NIS-linked balances	21	12	(249)	(12)	(27)
Euro-linked trade payables	(177)	(93)	(453)	102	216
Total	(156)	(81)	(702)	90	189

Schedule of Concentration of Currency Risk
Set forth below is certain data regarding dollar exchange rates:
	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2017	3.467	0.835
2018	3.748	0.873
2019	3.456	0.891

Percentage increase (decrease) in USD exchange rate:
2018	8.1%	4.6%
2019	(7.8)%	2.1%

Schedule of Linkage of Monetary Items
Set forth below is information on the linkage of monetary items:

	December 31, 2018			December 31, 2019
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	2,274	699	431	4,082	583	632
Short term bank deposits	26,747	-	-	22,192	-	-
Other receivables	-	491	848	-	613	-
	29,021	1,190	1,279	26,274	1,196	632
Liabilities:
Current liabilities:
Current maturities of long-term loans	895	-	-	2,692	-	-
Accounts payable and accruals:
Trade	2,396	807	1,290	2,772	2,501	2,521
Other	708	632	23	500	780	-
Non-current liabilities
Long-term loans, net of current maturities	7,838	-	-	5,799	-	-
	11,837	1,439	1,313	11,763	3,281	2,521
Net asset value	17,184	(249)	(34)	14,511	(2,085)	(1,889)

Schedule of Credit Risk
The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2018	2019
	in USD thousands
Assets:
Cash and cash equivalents	3,404	5,297
Short-term bank deposits	26,747	22,192
Other receivables	1,339	613
Total	31,490	28,102

Schedule of Changes in Financial Liabilities With Cash Flows Included in Financing Activities
Changes in financial liabilities with cash flows included in financing activities

	Long-term loans	Warrants	Total
	in USD thousands
Balance as of January 1, 2018	250	1,205	1,455
Changes during the year 2018:
Cash flows received	8,453	861	9,314
Cash flows paid	(93)	-	(93)
Amounts recognized through profit and loss	123	(1,743)	(1,620)
Balance as of December 31, 2018	8,733	323	9,056
Changes during the year 2019:
Cash flows received	-	4,552	4,552
Cash flows paid	(889)	-	(889)
Amounts recognized through profit and loss	647	(4,217)	(3,570)
Balance as of December 31, 2019	8,491	658	9,149